LONG TERM CONVERTIBLE DEBT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest rate, Par	7.50%
Convertible debt:
Par	$ 345	$ 480
Deemed premium, net *	7 [1]	22	[1]
Reclassification to current liabilities	352	0
Convertible Debt, Noncurrent	$ 0	$ 502

[1]	Amortization of the deemed premium added to income was $15 annually for each of 2011 and 2012.